Shareholder Fees - FidelityGrowthCompanyK6Fund-PRO	Jan. 29, 2024 USD ($)
FidelityGrowthCompanyK6Fund-PRO | Fidelity Growth Company K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none